UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2002, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2003.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   FEBRUARY 13, 2004

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _9_

Form 13F Information Table Value Total:  $110,896


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

DREYERS GRAND ICE CREAM INC COM        261878102    11850     167000 SH             DEFINED            167000
GUCCI GROUP N V             COMNYREG   401566104     7374      80500 SH             DEFINED             80500
GUCCI GROUP N V             COMNYREG   401566104     9160     100000 SH       CALL  DEFINED            100000
HOUSEHOLD INTL INC          COM        441815107    23577     847800 SH             DEFINED            847800
HOUSEHOLD INTL INC          COM        441815107     2781     100000 SH       CALL  DEFINED            100000
HOUSEHOLD INTL INC          COM        441815107    16686     600000 SH       PUT   DEFINED            600000
PANAMERICAN BEVERAGES INC   CLA        P74823108     5349     257400 SH             DEFINED            257400
PHARMACIA CORP              COM        71713U102    28595     684100 SH             DEFINED            684100
PRICE COMMUNICATIONS CORP   COMNEW     741437305     5524     399400 SH             DEFINED            399400
